Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 21, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	Jun. 30, 2022
Finance income
Other finance income		$ 5,422	$ 2,274	$ 253
Finance income		5,422	2,274	253
Other finance income, repurchase of debt		1,413
Other finance income, money market funds		1,675
Finance costs
Interest on debt instruments		24,414	40,913	42,579
Interest on loans and bank borrowings		3,794	9,482	12,584
Interest on leases		1,715	1,587	1,100
Interest on note and bill discounting		127	125	88
Other finance costs		8,743	8,908	92,838
Finance costs		38,793	$ 61,015	149,189
Refinancing charge				$ 90,800
Senior Secured Notes due in 2025 [Member]
Finance costs
Debt repurchase amount					$ 150,000	$ 19,048
Super Senior Notes due in 2025
Finance costs
Finance costs	$ 6,000
Debt repurchase amount		$ 150,000